Interest-Bearing Borrowings (Details 5) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	¥ 2,175,211,273	¥ 5,568,519,362
Rights to earnings in loans principal, interest and financing service fee receivables [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	92,628,340	554,154,772
Rights to earnings in the Group's subordinated tranches of consolidated VIEs [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	1,369,872,606	3,474,391,373
Loans principal, interest and financing service fee receivables [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	¥ 712,710,327	¥ 1,539,973,217